CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2011 CNY
Assets
Cash	$ 77,926	495,067	572,364
Pledged bank deposits	79,500	505,064	431,695
Accounts receivable, net	135,956	863,730	941,798
Bills receivable	9,982	63,416	39,889
Inventories	67,740	430,351	327,482
Income taxes receivable	282	1,793	1,932
Prepaid expenses and other receivables	11,580	73,566	51,507
Total current assets	382,966	2,432,987	2,366,667
Property and equipment, net	2,348	14,916	17,891
Land use rights, net	3,019	19,177	0
Intangible assets, less accumulated amortization, RMB163,916 thousand (USD25,801 thousand) in 2012 and RMB151,268 thousand in 2011	22,266	141,457	154,105
Other assets	100	633	21,325
Total Assets	410,699	2,609,170	2,559,988
Liabilities and equity
Accounts payable	28,622	181,838	121,538
Bank borrowings	124,651	791,909	854,234
Income taxes payable	2,096	13,316	16,046
Accrued expenses and other liabilities	2,166	13,759	22,593
Total current liabilities	157,535	1,000,822	1,014,411
Deferred tax liabilities	3,674	23,340	25,427
Total liabilities	161,209	1,024,162	1,039,838
Equity
Common stock: Par value: USD0.01 Authorized: 200,000,000 Shares Issued: 42,630,169 shares in 2012, 42,309,285 shares in 2011 Outstanding: 33,881,351 shares in 2012, 33,560,467 shares in 2011	529	3,360	3,340
Additional paid in capital	222,612	1,414,255	1,382,521
Retained earnings	91,229	579,576	560,234
Accumulated other comprehensive loss	(19,727)	(125,327)	(128,254)
Stockholders' Equity subtotal before Treasury Stock, Total	294,643	1,871,864	1,817,841
Less cost of common stock in treasury, 8,748,818 shares in 2012 and 2011	(50,374)	(320,025)	(320,025)
Total Cogo Group, Inc. equity	244,269	1,551,839	1,497,816
Noncontrolling interests	5,221	33,169	22,334
Total equity	249,490	1,585,008	1,520,150
Total liabilities and equity	$ 410,699	2,609,170	2,559,988